Debt (Details 2) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2010
Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes
Loss on early extinguishment of debt (Note 11)	$ (24,153,000)	$ (14,700,000)	$ (8,687,000)
Predecessor [Member]
Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes
Fees and expenses related to early extinguishment of debt	1,000,000
Loss on early extinguishment of debt (Note 11)	(24,153,000)		(8,687,000)
Senior PIK Notes [Member] | Predecessor [Member]
Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes
Call premium and redemption period interest	5,000,000
Write-off unamortized original issue discount	3,300,000
Write-off unamortized deferred financing costs	900,000
2010 Credit Facility [Member] | Predecessor [Member]
Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes
Write-off unamortized original issue discount	5,100,000
Write-off unamortized deferred financing costs	$ 8,900,000